Property and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation	$ 156	$ 166	$ 318	$ 290	$ 323
Net capital lease assets included in property and equipment	150		130	157
Accumulated depreciation and amortization of capital lease assets included in property and equipment	65		59	71
Grand Islander proceeds	37
Capital contribution	13
Gain (loss) on sale of equity investments	12
Proceeds from sale of property	35	0	0	0	65
Acquisitions	0	30	30	0	12
Land Parcel [member]
Property, Plant and Equipment [Line Items]
Acquisitions		28
Property And Equipment [Member]
Property, Plant and Equipment [Line Items]
Sale and liquidation of foreign assets	4
Hotel [member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of property	4
Vacant Land [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of property	$ 6